2. Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Impact of adoptions on financial statements
	December 31, 2017	Impact of Adoption	January 1, 2018
Prepaid and Other Assets	$265	$(15)	$250
Film and Television Costs, net	2,777	(219)	2,558
Total assets	27,713	(234)	27,479
Accrued Expenses	1,718	2	1,720
Deferred Revenue	5,085	(409)	4,676
Total liabilities	12,673	(407)	12,266